Derivative Financial Instruments - Additional Information (Detail) $ in Thousands	10 Months Ended	12 Months Ended
	Dec. 31, 2020 USD ($) oz	Dec. 31, 2020 USD ($) oz $ / shares	Dec. 31, 2019 USD ($) $ / shares	Mar. 10, 2020 per_oz
Statements [Line Items]
Derivative Total Weight Per Month | oz	4,583
Current derivative financial liabilities | $	$ 63,993	$ 63,993
Traded warrants [Member] | At fair value [member]
Statements [Line Items]
Market price of traded warrants | $ / shares		$ 0.58	$ 0.42
Gold collars [member]
Statements [Line Items]
Derivative Aggregate Total Weight | oz	116,250
Derivative Total Weight Per Month | oz	3,750
Derivative Weight Of The Commodity To Be Delivered | oz	78,764	78,764
Gold collars [member] | Put option strike price [member]
Statements [Line Items]
Average price of hedging instrument | per_oz				1,325
Gold collars [member] | Call Option Strike Price
Statements [Line Items]
Average price of hedging instrument | per_oz				1,430
Foreign Exchange Contracts [Member] | Not Designated As Hedging Instruments [Member]
Statements [Line Items]
Fair value of derivative assets | $	$ 1,600	$ 1,600
Fair value of derivative liabilites | $	12,500	12,500
Fair value of derivative liabilities current | $	$ 12,200	$ 12,200
Forward Swap Contracts
Statements [Line Items]
Average price of hedging instrument | per_oz				1,350
Derivative Aggregate Total Weight | oz	142,083
Derivative Weight Of The Commodity To Be Delivered | oz	96,234	96,234
Gold Collars And Forward Contracts
Statements [Line Items]
Fair value of derivative liabilites | $	$ 91,400	$ 91,400	$ 0
Current derivative financial liabilities | $	$ 51,800	$ 51,800